Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HSBC FUNDS
Entity Central Index Key	0000798290
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
HSBC U.S. Government Money Market Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	HGDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042818678?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042818678?t=4
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Net Assets	$ 42,904,913,235
Holdings Count | Holdings	177
Advisory Fees Paid, Amount	$ 32,774,393
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$42,904,913,235
# of Portfolio Holdings	177
Net Advisory Fees Paid	$32,774,393

Holdings [Text Block]
What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	37.3%
Repurchase Agreements	35.3%
U.S. Government and Government Agency Obligations	22.1%
Investment Companies	5.3%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042818678?t=4
HSBC U.S. Government Money Market Fund - I Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class I
Trading Symbol	HGIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual- investor/funds/us40428x1072?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual- investor/funds/us40428x1072?t=4
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Net Assets	$ 42,904,913,235
Holdings Count | Holdings	177
Advisory Fees Paid, Amount	$ 32,774,393
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$42,904,913,235
# of Portfolio Holdings	177
Net Advisory Fees Paid	$32,774,393

Holdings [Text Block]
What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	37.3%
Repurchase Agreements	35.3%
U.S. Government and Government Agency Obligations	22.1%
Investment Companies	5.3%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x1072?t=4
HSBC U.S. Government Money Market Fund - Intermediary Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Intermediary
Trading Symbol	HGGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional- investor/funds/us44330v4804?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional- investor/funds/us44330v4804?t=4
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Intermediary	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 42,904,913,235
Holdings Count | Holdings	177
Advisory Fees Paid, Amount	$ 32,774,393
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$42,904,913,235
# of Portfolio Holdings	177
Net Advisory Fees Paid	$32,774,393

Holdings [Text Block]
What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	37.3%
Repurchase Agreements	35.3%
U.S. Government and Government Agency Obligations	22.1%
Investment Companies	5.3%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4804?t=4
HSBC U.S. Government Money Market Fund - Intermediary Service Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Intermediary Service
Trading Symbol	HGFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional- investor/funds/us44330v4721?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional- investor/funds/us44330v4721?t=4
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Intermediary Service	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 42,904,913,235
Holdings Count | Holdings	177
Advisory Fees Paid, Amount	$ 32,774,393
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$42,904,913,235
# of Portfolio Holdings	177
Net Advisory Fees Paid	$32,774,393

Holdings [Text Block]

What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	37.3%
Repurchase Agreements	35.3%
U.S. Government and Government Agency Obligations	22.1%
Investment Companies	5.3%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4721?t=4
HSBC U.S. Government Money Market Fund - Class P
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class P
Trading Symbol	HGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional- investor/funds/us44330v3574?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional- investor/funds/us44330v3574?t=4
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class P	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 42,904,913,235
Holdings Count | Holdings	177
Advisory Fees Paid, Amount	$ 32,774,393
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$42,904,913,235
# of Portfolio Holdings	177
Net Advisory Fees Paid	$32,774,393

Holdings [Text Block]

What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	37.3%
Repurchase Agreements	35.3%
U.S. Government and Government Agency Obligations	22.1%
Investment Companies	5.3%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3574?t=4
HSBC U.S. Government Money Market Fund - Y Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class Y
Trading Symbol	RGYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual- investor/funds/us4042812226?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual- investor/funds/us4042812226?t=4
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Net Assets	$ 42,904,913,235
Holdings Count | Holdings	177
Advisory Fees Paid, Amount	$ 32,774,393
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$42,904,913,235
# of Portfolio Holdings	177
Net Advisory Fees Paid	$32,774,393

Holdings [Text Block]

What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	37.3%
Repurchase Agreements	35.3%
U.S. Government and Government Agency Obligations	22.1%
Investment Companies	5.3%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812226?t=4
HSBC U.S. Treasury Money Market Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class A
Trading Symbol	HTDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual- investor/funds/us4042812978?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual- investor/funds/us4042812978?t=4
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Net Assets	$ 6,146,038,777
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 2,488,258
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$6,146,038,777
# of Portfolio Holdings	122
Net Advisory Fees Paid	$2,488,258

Holdings [Text Block]

What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812978?t=4
HSBC U.S. Treasury Money Market Fund - I Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class I
Trading Symbol	HBIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x2062?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x2062?t=4
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 6,146,038,777
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 2,488,258
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$6,146,038,777
# of Portfolio Holdings	122
Net Advisory Fees Paid	$2,488,258

Holdings [Text Block]
What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us40428x2062?t=4
HSBC U.S. Treasury Money Market Fund - Intermediary Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Intermediary
Trading Symbol	HTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional- investor/funds/us44330v4648?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional- investor/funds/us44330v4648?t=4
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Intermediary	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 6,146,038,777
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 2,488,258
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$6,146,038,777
# of Portfolio Holdings	122
Net Advisory Fees Paid	$2,488,258

Holdings [Text Block]
What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4648?t=4
HSBC U.S. Treasury Money Market Fund - Intermediary Service Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Intermediary Service
Trading Symbol	HTFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional- investor/funds/us44330v4564?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional- investor/funds/us44330v4564?t=4
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Intermediary Service	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 6,146,038,777
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 2,488,258
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$6,146,038,777
# of Portfolio Holdings	122
Net Advisory Fees Paid	$2,488,258

Holdings [Text Block]
What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v4564?t=4
HSBC U.S. Treasury Money Market Fund - Class P
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class P
Trading Symbol	HTPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3400?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3400?t=4
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class P	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 6,146,038,777
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 2,488,258
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$6,146,038,777
# of Portfolio Holdings	122
Net Advisory Fees Paid	$2,488,258

Holdings [Text Block]
What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/institutional-investor/funds/us44330v3400?t=4
HSBC U.S. Treasury Money Market Fund - Y Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class Y
Trading Symbol	HTYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812895?t=4. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812895?t=4
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Net Assets	$ 6,146,038,777
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 2,488,258
Additional Fund Statistics [Text Block]
Key Fund Statistics
As of October 31, 2025
Total Net Assets	$6,146,038,777
# of Portfolio Holdings	122
Net Advisory Fees Paid	$2,488,258

Holdings [Text Block]
What did the Fund invest in?
As of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds/us4042812895?t=4